INVESTMENTS IN TRADING SECURITIES (Narrative) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Trading Securities	$ 2,345,984	$ 887,143	$ 471,723